Total
RBC Impact Bond Fund
RBC Impact Bond Fund
Investment Objective
The Fund seeks to achieve a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
More information about these and other discounts is available from your financial intermediary and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 69 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC Impact Bond Fund		Class A	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	[1]	none	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		none	none	none
[1]	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Impact Bond Fund		Class A	Class I	Class R6
Management Fees		0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		85.05%	0.73%	0.62%
Total Annual Fund Operating Expenses		85.65%	1.08%	0.97%
Fee Waiver and/or Expense Reimbursement	[1]	(84.95%)	(0.63%)	(0.57%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.70%	0.45%	0.40%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.70% of the Fund’s average daily net assets for Class A shares, 0.45% for Class I shares and 0.40% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2022 and may not be terminated by the Advisor prior to that date. The expense limitation may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - RBC Impact Bond Fund - USD ($)	Class A	Class I	Class R6
One Year	$ 444	$ 46	$ 41
Three Years	6,568	281	252
Five Years	6,797	534	481
Ten Years	$ 6,806	$ 1,260	$ 1,138

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The Advisor will select investments that seek to generate returns while simultaneously achieving positive aggregate societal impact outcomes. The Advisor uses its impact methodology to measure the Fund’s investments on the basis of qualities that promote affordable quality shelter, small business growth, health and well-being, environmental sustainability, quality education, community development, diversity, reduced inequalities, and neighborhood revitalization.
The Fund will primarily invest in investment grade fixed income securities. The Fund may invest in securities of any market capitalization, duration, or maturity. The Fund will invest in a portfolio of fixed income securities denominated in U.S. Dollars.
In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments.
The Advisor uses a
bottom-up,
fundamental process combined with
top-down
risk management tools designed to meet the objectives of achieving a high level of current income consistent with preservation of capital.

Principal Risks
The value of your investment in the Fund will change daily, which means that you could lose money.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:
Investment Grade Securities Risk.
    The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.
Mortgage-Related Securities Risk.
    Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the underlying residential mortgage loans. Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or maturity. The value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment.
Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility.
Municipal Obligations Risk.
    The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial status may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or adversely impact the ability to seek a high level of current income and capital growth over the long term.
Interest Rate Risk.
    The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.
Impact Investing Risk.
    The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of these criteria may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for impact investing reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the securities identified by the impact criteria do not operate as expected in achieving the expected impact. There are significant differences in interpretations of what it means for a security to achieve a positive impact. Although the Advisor believes its definitions are reasonable, the portfolio decisions it makes may differ with others investors’ or advisers’ views.
LIBOR Discontinuance or Unavailability Risk.
    The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the United Kingdom has announced that, after the end of 20201, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining LIBOR rate. However, subsequent announcements by the United Kingdom’s Financial Conduct Authority, the LIBOR administrator and other regulators indicate that it is possible that certain LIBOR tenors may continue beyond 2021. As a result, it is possible that commencing in 2022 (or on a later date, if a particular LIBOR tenor is expected to continue beyond the end of 2021) LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio.
Derivatives Risk.
    Derivatives, including options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds), may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The performance of derivatives depends largely on the performance of their underlying asset reference, rate, or index; therefore, derivatives often have risks similar to those risks of the underlying asset, reference rate or index, in addition to other risks. However, the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, reference, rate or index. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives.
Over-the-counter
(“OTC”) derivatives are traded bilaterally between two parties, which exposes the Fund to heightened liquidity risk, valuation risk and counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are subject to exchange trading and/or mandatory clearing (which interposes a central clearinghouse to each participant’s derivative transaction). Exchange trading, central clearing and margin requirements are intended to reduce counterparty credit risk and increase liquidity and transparency, but do not make a derivatives transaction risk-free and may subject the Fund to increased costs. The use of derivatives may not be successful, and certain of the Fund’s transactions in derivatives may not perform as expected, which may prevent the Fund from realizing the intended benefits, and could result in a loss to the Fund. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation, as well as liquidity risk.
Asset-Backed Securities Risk.
    Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.
Market Risk.
    The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
Credit Spread Risk.
    The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived
(whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.
Issuer/Credit Risk.
    There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.
Prepayment Risk.
    The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.
Reinvestment Risk.
    Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.
Active Management Risk.
    The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Performance Information
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns of Class R6 shares may be different than the returns of Class I shares shown in the bar chart and performance table because fees and expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting
www.rbcgam.us
or by
calling 1-800-422-2766.

RBC Impact Bond Fund – Class I Annual Total Returns

During the periods shown in the chart for Class I shares of the Fund:

	Quarter	Year	Returns
Best quarter:	Q1	2020	3.69%
Worst quarter:	Q1	20 18	(1.75)%

Performance Table
The table below shows before and
after-tax
returns for Class I shares only.
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown.
After-tax
returns shown are not relevant to investors who hold Fund shares through tax-deferred
arrangements such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares and Class R6 shares of the Fund is December 18, 2017. The inception date of Class A shares of the Fund is January 28, 2020. Performance shown for Class A prior to its inception dates is based on the performance of Class I shares, adjusted to reflect the respective fees and expenses of Class A shares and the applicable sales charges. The index below shows how the Fund’s performance compares with the returns of a broad-based securities market index.

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - RBC Impact Bond Fund	Past Year	Since Inception	Inception Date
Class I	7.97%	4.81%	Dec. 18, 2017
Class I | Return After Taxes on Distributions	6.67%	3.52%	Dec. 18, 2017
Class I | Return After Taxes on Distributions and Sale of Shares	4.84%	3.15%	Dec. 18, 2017
Class A	3.57%	3.20%	Jan. 28, 2020
Class R6	8.02%	4.89%	Dec. 18, 2017
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 18, 2017)	7.51%	4.93%	Dec. 18, 2017